Employee Benefit Plans (Details) - Schedule of consolidated balance sheet	Dec. 31, 2021 USD ($)
Schedule of consolidated balance sheet [Abstract]
Fair value of plan assets	$ 1,083,014
Present value of projected benefit obligation	(1,322,874)
Funded status	$ (239,860)